Condensed Consolidated Statements of Cash Flows (Parenthetical) - Common Stock [Member]	12 Months Ended
Dec. 31, 2024 shares
Common stock cancelled related to litigation settlement, shares	18,396
Common stock issued in exchange for equity interest, shares	1,587,300
Emergen Energy LLC [Member]
Equity interest percentage	100.00%
Common stock issued in exchange for equity interest, shares	1,587,300